Finance Costs (Tables)	9 Months Ended
Sep. 30, 2024
Finance Costs [Abstract]
Schedule of Finance Cost

4. FINANCE COSTS, NET

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Interest Expense – Short-Term Borrowings and Long-Term Debt	76	94	229	285
Net Premium (Discount) on Redemption of Long-Term Debt (1)	—	(84)	—	(84)
Interest Expense – Lease Liabilities (Note 11)	40	41	119	121
Unwinding of Discount on Decommissioning Liabilities (Note 14)	56	55	169	165
Other	9	5	30	18
Capitalized Interest	(12)	(5)	(30)	(12)
Finance Costs	169	106	517	493
Interest Income	(51)	(33)	(123)	(100)
	118	73	394	393
(1)Includes the premium or discount on redemption, net of transaction costs and the amortization of associated fair value adjustments.